SHAREHOLDERS' EQUITY - Stock Option Assumptions (Details) - € / shares	1 Months Ended						12 Months Ended
	Nov. 30, 2024	Aug. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted-average fair value of options granted during the year							€ 3.09	€ 4.95	€ 4.33
November 2024 grant
Weighted-average expected life (years) (Year)	5 years 9 months 14 days
Expected volatility rates(1)	60.31%
Expected dividend yield	0.00%
Risk-free interest rate	4.34%
Weighted-average exercise price (in EUR per share)	€ 2.53
Weighted-average fair value of options granted during the year	€ 1.58
August 2024 grant
Weighted-average expected life (years) (Year)		5 years 9 months 14 days
Expected volatility rates(1)		60.27%
Expected dividend yield		0.00%
Risk-free interest rate		3.76%
Weighted-average exercise price (in EUR per share)		€ 3.8
Weighted-average fair value of options granted during the year		€ 2.18
June 2024 grant
Weighted-average expected life (years) (Year)			5 years 9 months 14 days
Expected volatility rates(1)			60.52%
Expected dividend yield			0.00%
Risk-free interest rate			4.42%
Weighted-average exercise price (in EUR per share)			€ 5.48
Weighted-average fair value of options granted during the year			€ 2.83
March 2024 grant
Weighted-average expected life (years) (Year)				5 years 9 months 14 days
Expected volatility rates(1)				60.18%
Expected dividend yield				0.00%
Risk-free interest rate				4.24%
Weighted-average exercise price (in EUR per share)				€ 6.83
Weighted-average fair value of options granted during the year				€ 3.94
February 2024 grant
Weighted-average expected life (years) (Year)					5 years 9 months 14 days
Expected volatility rates(1)					63.24%
Expected dividend yield					0.00%
Risk-free interest rate					4.29%
Weighted-average exercise price (in EUR per share)					€ 5.46
Weighted-average fair value of options granted during the year					€ 3.19
January 2024 grant
Weighted-average expected life (years) (Year)						5 years 9 months 14 days
Expected volatility rates(1)						63.30%
Expected dividend yield						0.00%
Risk-free interest rate						4.08%
Weighted-average exercise price (in EUR per share)						€ 5.29
Weighted-average fair value of options granted during the year						€ 3.38